Segment Information - Summary of Group's Revenues Segregated Between Domestic and Export Sales (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	₽ 312,574	₽ 299,113	₽ 276,009
Domestic - Russia [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	178,880	176,906	164,361
Domestic - other [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	29,666	23,445	22,252
Country of domestic countries [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	208,546	200,351	186,613
Export [member]
Disclosure of Group's Revenues Segregated Between Domestic and Export Sales [Line Items]
Revenue	₽ 104,028	₽ 98,762	₽ 89,396